Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 97,813	606,883	563,124	455,651	$ 0	0	0	0
Cost of revenues	(44,251)	(274,562)	(217,655)	(164,523)	0	0	0	0
General and administrative expenses	(8,635)	(53,576)	(84,506)	(61,106)	(1,272)	(7,892)	(24,028)	(19,879)
Selling expenses	(15,327)	(95,096)	(104,667)	(53,911)	(122)	(754)	(2,231)	(2,296)
Operating income	29,600	183,649	156,296	181,936	(1,394)	(8,646)	(26,259)	(22,175)
Equity in profit or loss of subsidiaries					23,610	146,488	114,146	152,691
Interest income	3,418	21,208	9,828	5,853	93	570	1	307
Interest expense	(8,618)	(53,470)	(36,884)	(12,452)	(2,885)	(17,899)	(3,398)
Change in fair value of derivatives	420	2,605			420	2,605
Exchange gain	1,545	9,585	784	(117)	256	1,591	1,402	8
Net income attributable to ordinary shareholders	20,100	124,709	85,893	130,831	20,100	124,709	85,893	130,831
Net income attributable to ordinary shareholders					20,100	124,709	85,893	130,831
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(543)	(3,368)	1,672	640	(543)	(3,368)	1,672	640
Total other comprehensive income	18,842	116,904	92,868	135,120	(543)	(3,368)	1,672	640
Comprehensive income attributable to Concord Medical Services Holdings Limited's shareholders	$ 19,557	121,341	87,565	131,471	$ 19,557	121,341	87,565	131,471